Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	F-4
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Enerflex Ltd.
Entity Central Index Key	0001904856
Entity Address, Address Line One	Suite 904
Entity Address, Address Line Two	1331 Macleod Trail S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2G 0K3
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-0457703
City Area Code	403
Local Phone Number	387-6377
Entity Emerging Growth Company	false